TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	As of December 31,
	2025	2024
Current
Accounts receivable (1)	472,614	488,233
Unbilled revenue	130,565	143,042
Subtotal	603,179	631,275
Less: Allowance for expected credit losses	(25,506)	(26,273)
TOTAL	577,673	605,002

(1)As of December 31, 2025, the Company has 87 as outstanding balances with related parties (see note 24.1).

Allowance for expected credit losses

The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2025 and 2024.

December 31, 2025	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.50%	1.07%	2.06%	3.52%	9.05%	36.42%	100.00%	100.00%
Estimated total gross carrying amount at default	77,801	21,210	8,374	3,648	8,291	2,625	11,607	11,277	144,833
Lifetime ECL	389	227	173	128	750	955	11,607	11,277	25,506

December 31, 2024	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.99%	2.41%	5.22%	7.74%	15.08%	44.96%	100.00%	100.00%
Estimated total gross carrying amount at default	72,828	26,266	10,479	7,377	5,292	9,070	11,766	7,159	150,237
Lifetime ECL	721	633	547	571	798	4,078	11,766	7,159	26,273

The movements in the allowance are calculated based on lifetime expected credit loss model for 2025 and 2024.
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2025	2024	2023
Balance at beginning of year	(26,273)	(20,668)	(7,214)
Additions (note 4.2)	(7,571)	(6,970)	(18,808)
Write-off of receivables	8,344	1,365	5,354
Translation	(6)	—	—
Balance at end of year	(25,506)	(26,273)	(20,668)

As of December 31, 2025 and 2024, the credit period on sales is 78 days and 82 days, respectively. No interest is charged on trade receivables, except for certain customers to which financing facilities have been given with the corresponding financing charge. The Company always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using the provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.